GENERAL	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

a.
Pointer Telocation Ltd. (the “Company”) is a leading provider of MRM products and services for the automotive, insurance industries and other mobile tracking markets (such as cargo, assets, containers, etc.). The Company's products segment Cellocator, is focused on the design, development and production of leading MRM products including: devices for asset tracking; fleet management and security products. These products are both sold worldwide to third party MRM service providers, as well as internally to our own MRM service provider segment. Communication systems contained within our products and tracking hardware utilize either radio frequency or GPRS/GSM technologies. The Company's services segment MRM, offers a range of services including inter alia: asset tracking; fleet management services; and SVR. MRM services are provided primarily in Israel, Brazil, Argentina, Mexico and South Africa and are sold as a bundle which includes both customizable software-as-a-service (SaaS) and our state-of-the-art Cellocator products, which are accordingly calibrated to meet the individual demands of customers and their software needs.

b.
On June 8, 2016 the Company spun off its Israeli subsidiary, Shagrir Group Vehicle Services Ltd. ("Shagrir"), through which the Company carried out its road side assistance (RSA) activities and listed Shagrir's shares on the Tel Aviv Stock Exchange. The results of Shagrir until the spin-off are included in the Company's results and presented as discontinued operations (see note 9).